AMCAP Fund®
Investment portfolio
May 31, 2019
unaudited
Common stocks 90.21% Information technology 21.78%	Shares	Value (000)
Microsoft Corp.	13,027,001	$1,611,179
Broadcom Inc.	4,449,848	1,119,760
Mastercard Inc., Class A	4,061,957	1,021,542
Worldpay, Inc., Class A1	7,088,570	862,254
Accenture PLC, Class A	4,063,050	723,507
Autodesk, Inc.[1]	3,957,000	636,721
FleetCor Technologies, Inc.[1]	2,397,290	619,004
ASML Holding NV2	3,098,100	583,788
Intel Corp.	11,499,000	506,416
Trimble Inc.[1]	12,465,328	497,367
ServiceNow, Inc.[1]	1,893,000	495,833
Texas Instruments Inc.	4,246,196	442,921
Atlassian Corp. PLC, Class A1	3,127,097	393,639
Fiserv, Inc.[1]	3,483,900	299,128
Skyworks Solutions, Inc.	4,372,058	291,310
Adobe Inc.[1]	1,051,700	284,905
Qorvo, Inc.[1]	4,520,394	276,558
Workday, Inc., Class A1	1,123,700	229,370
Micron Technology, Inc.[1]	6,729,000	219,433
Visa Inc., Class A	1,274,600	205,631
NetApp, Inc.	3,100,500	183,550
PayPal Holdings, Inc.[1]	1,562,400	171,473
Zendesk, Inc.[1]	1,997,000	168,247
Amphenol Corp., Class A	1,840,950	160,163
DocuSign, Inc.[1]	2,744,000	153,829
Applied Materials, Inc.	3,635,000	140,638
TE Connectivity Ltd.	1,600,000	134,768
Kingdee International Software Group Co. Ltd.[2]	119,478,000	132,498
International Business Machines Corp.	1,000,000	126,990
Arista Networks, Inc.[1]	500,000	122,295
Samsung Electronics Co., Ltd.[2]	3,235,000	114,834
Apple Inc.	630,617	110,402
salesforce.com, inc.[1]	683,300	103,458
Lumentum Holdings Inc.[1]	2,535,476	102,611
Global Payments Inc.	606,300	93,394
Lam Research Corp.	430,240	75,124
HubSpot, Inc.[1]	429,459	74,417
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	9,718,000	71,980
Guidewire Software, Inc.[1]	595,000	59,809
Zoom Video Communications, Inc., Class A1	714,119	56,937
QUALCOMM Inc.	723,930	48,373
RealPage, Inc.[1]	504,000	29,393
Intuit Inc.	110,000	26,933
Acacia Communications, Inc.[1]	498,000	23,207
Paycom Software, Inc.[1]	100,000	21,210
AMCAP Fund — Page 1 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Ceridian HCM Holding Inc.[1]	400,000	$ 19,672
Fair Isaac Corp.[1]	58,500	17,310
		13,863,781
Health care 20.98%
Abbott Laboratories	24,289,454	1,849,156
UnitedHealth Group Inc.	6,395,906	1,546,530
AbbVie Inc.	16,932,026	1,298,856
Thermo Fisher Scientific Inc.	4,364,610	1,165,264
Illumina, Inc.[1]	2,663,757	817,534
Amgen Inc.	4,813,275	802,373
Gilead Sciences, Inc.	12,264,224	763,448
BioMarin Pharmaceutical Inc.[1]	8,939,900	735,217
PerkinElmer, Inc.[3]	6,612,234	570,900
Humana Inc.	2,218,500	543,222
IQVIA Holdings Inc.[1]	3,052,000	414,614
Stryker Corp.	2,225,154	407,737
Eli Lilly and Co.	2,584,100	299,601
Integra LifeSciences Holdings Corp.[1,3]	5,866,833	273,394
Edwards Lifesciences Corp.[1]	1,500,000	256,050
PRA Health Sciences, Inc.[1]	2,547,844	220,975
Johnson & Johnson	1,500,000	196,725
Boston Scientific Corp.[1]	4,918,700	188,927
Hologic, Inc.[1]	4,045,600	178,047
West Pharmaceutical Services, Inc.	1,434,000	164,336
Medtronic PLC	1,700,000	157,386
Cigna Corp.	699,336	103,516
LivaNova PLC[1]	1,400,000	100,660
Danaher Corp.	746,500	98,546
Molina Healthcare, Inc.[1]	439,000	62,452
Merck & Co., Inc.	601,000	47,605
Anthem, Inc.	157,961	43,910
Vertex Pharmaceuticals Inc.[1]	262,300	43,589
		13,350,570
Communication services 11.34%
Netflix, Inc.[1]	5,997,000	2,058,650
Alphabet Inc., Class C1	732,979	808,937
Alphabet Inc., Class A1	684,280	757,156
Facebook, Inc., Class A1	8,482,900	1,505,460
Activision Blizzard, Inc.	11,693,993	507,168
Tencent Holdings Ltd.[2]	11,426,418	473,865
Charter Communications, Inc., Class A1	816,700	307,733
CBS Corp., Class B	3,900,000	188,292
Electronic Arts Inc.[1]	1,986,200	184,876
JCDecaux SA2	4,662,515	130,379
ITV PLC[2]	90,000,000	121,790
Cable One, Inc.	84,200	94,056
Fox Corp., Class A	1,500,000	52,845
Comcast Corp., Class A	555,500	22,776
Walt Disney Co.	26,290	3,471
		7,217,454
AMCAP Fund — Page 2 of 8

unaudited
Common stocks (continued) Industrials 9.70%	Shares	Value (000)
TransDigm Group Inc.[1]	1,497,595	$ 660,365
General Dynamics Corp.	4,096,000	658,719
Equifax Inc.	4,897,014	592,049
CSX Corp.	7,368,886	548,761
Old Dominion Freight Line, Inc.	4,044,140	535,606
Textron Inc.	10,282,070	465,778
Middleby Corp.[1,3]	2,905,507	379,081
Northrop Grumman Corp.	1,063,700	322,567
AMETEK, Inc.	3,354,690	274,716
Harris Corp.	1,430,100	267,700
Waste Management, Inc.	1,750,000	191,362
Stanley Black & Decker, Inc.	1,351,000	171,874
Boeing Co.	440,000	150,308
Caterpillar Inc.	1,228,794	147,222
Fortive Corp.	1,805,200	137,466
Air Lease Corp., Class A	3,554,014	127,944
Waste Connections, Inc.	792,600	75,012
Union Pacific Corp.	447,297	74,600
Westinghouse Air Brake Technologies Corp.	887,400	55,356
J.B. Hunt Transport Services, Inc.	642,000	54,660
Armstrong World Industries, Inc.	601,403	53,344
United Technologies Corp.	377,000	47,615
Safran SA2	351,500	46,130
Masco Corp.	1,000,000	34,920
PayPoint PLC[2]	2,274,900	31,104
IDEX Corp.	170,000	25,961
Verisk Analytics, Inc.	169,500	23,730
Deere & Co.	133,500	18,713
		6,172,663
Consumer discretionary 9.44%
Amazon.com, Inc.[1]	707,700	1,256,217
NIKE, Inc., Class B	9,741,118	751,430
Marriott International, Inc., Class A	5,567,569	695,055
Lowe’s Companies, Inc.	5,837,800	544,550
Booking Holdings Inc.[1]	286,250	474,093
Alibaba Group Holding Ltd. (ADR)[1]	2,567,100	383,165
Williams-Sonoma, Inc.[3]	4,737,620	277,151
Ross Stores, Inc.	2,823,100	262,520
Wynn Resorts, Ltd.	2,114,261	226,924
Hilton Worldwide Holdings Inc.	2,414,000	215,908
Texas Roadhouse, Inc.[3]	3,875,000	198,632
Galaxy Entertainment Group Ltd.[2]	22,886,000	138,082
Industria de Diseño Textil, SA2	4,552,617	122,234
LKQ Corp.[1]	4,400,000	112,860
TJX Companies, Inc.	1,800,000	90,522
Home Depot, Inc.	391,000	74,231
Signet Jewelers Ltd.	2,500,000	47,150
NVR, Inc.[1]	13,286	42,536
TopBuild Corp.[1]	504,404	39,984
Chipotle Mexican Grill, Inc.[1]	49,800	32,867
Las Vegas Sands Corp.	337,500	18,563
		6,004,674
AMCAP Fund — Page 3 of 8

unaudited
Common stocks (continued) Energy 5.63%	Shares	Value (000)
EOG Resources, Inc.	14,131,600	$ 1,157,095
Concho Resources Inc.	8,337,667	817,175
Diamondback Energy, Inc.	5,284,300	518,179
Halliburton Co.	14,553,500	309,844
Canadian Natural Resources, Ltd. (CAD denominated)	10,486,300	283,260
Noble Energy, Inc.	7,272,404	155,630
Exxon Mobil Corp.	1,846,000	130,641
Schlumberger Ltd.	2,946,000	102,197
Pioneer Natural Resources Co.	409,000	58,062
SM Energy Co.	2,800,000	32,564
Southwestern Energy Co.[1]	5,798,700	20,817
		3,585,464
Financials 5.02%
Aon PLC, Class A	2,202,200	396,550
First Republic Bank	4,016,041	389,636
JPMorgan Chase & Co.	3,249,120	344,277
Charles Schwab Corp.	6,667,000	277,414
Willis Towers Watson PLC	1,450,000	254,475
Kotak Mahindra Bank Ltd.[2]	9,330,769	203,849
Arch Capital Group Ltd.[1]	5,770,000	198,661
Berkshire Hathaway Inc., Class B1	1,000,000	197,420
Wells Fargo & Co.	3,420,000	151,745
HDFC Bank Ltd.[1,2]	4,215,936	146,868
Essent Group Ltd.[1]	2,866,000	134,559
East West Bancorp, Inc.	2,800,000	119,616
London Stock Exchange Group PLC[2]	1,481,480	98,706
CME Group Inc., Class A	509,860	97,954
S&P Global Inc.	282,100	60,336
SVB Financial Group[1]	208,844	42,061
Intercontinental Exchange, Inc.	308,300	25,345
Blackstone Group LP	650,500	24,621
MSCI Inc.	80,600	17,733
Tradeweb Markets Inc., Class A	335,500	15,128
		3,196,954
Consumer staples 3.16%
Costco Wholesale Corp.	2,564,400	614,379
Constellation Brands, Inc., Class A	2,276,800	401,741
Herbalife Nutrition Ltd.[1]	7,150,669	298,755
L’Oréal SA, non-registered shares[2]	800,000	214,697
Philip Morris International Inc.	1,914,300	147,650
Walgreens Boots Alliance, Inc.	2,660,000	131,245
Altria Group, Inc.	1,750,000	85,855
Lamb Weston Holdings, Inc.	1,413,000	83,720
Hormel Foods Corp.	539,400	21,301
The Estée Lauder Companies Inc., Class A	55,700	8,970
Church & Dwight Co., Inc.	74,000	5,506
		2,013,819
Materials 1.72%
Valvoline Inc.[3]	15,053,100	262,676
International Flavors & Fragrances Inc.	1,704,000	230,756
Ecolab Inc.	990,000	182,249
Linde PLC	869,870	157,055
AMCAP Fund — Page 4 of 8

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
CCL Industries Inc., Class B, nonvoting shares	2,936,000	$ 133,745
Air Products and Chemicals, Inc.	276,000	56,191
Celanese Corp.	473,924	44,990
Sherwin-Williams Co.	59,300	24,873
		1,092,535
Real estate 0.93%
American Tower Corp. REIT	913,300	190,669
SBA Communications Corp. REIT[1]	590,402	127,769
Equinix, Inc. REIT	177,000	85,985
Simon Property Group, Inc. REIT	485,000	78,614
Alexandria Real Estate Equities, Inc. REIT	490,000	71,741
Crown Castle International Corp. REIT	275,000	35,753
		590,531
Utilities 0.51%
NextEra Energy, Inc.	1,635,580	324,188
Total common stocks (cost: $40,859,405,000)		57,412,633
Short-term securities 9.72% Money market investments 9.72%
Capital Group Central Cash Fund[3]	61,852,703	6,185,270
Total short-term securities (cost: $6,184,661,000)		6,185,270
Total investment securities 99.93% (cost: $47,044,066,000)		63,597,903
Other assets less liabilities 0.07%		42,640
Net assets 100.00%		$63,640,543
AMCAP Fund — Page 5 of 8

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended May 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 5/31/2019 (000)
Common stocks 3.08%
Information technology 0.00%
Trimble Inc.[1,4]	14,536,673	1,184,532	3,255,877	12,465,328	$ 20,375	$ (20,277)	$ —	$ —
Health care 1.33%
PerkinElmer, Inc.	7,191,234	—	579,000	6,612,234	13,066	(62,031)	463	570,900
Integra LifeSciences Holdings Corp.[1]	5,995,967	—	129,134	5,866,833	(1,931)	(48,967)	—	273,394
BioMarin Pharmaceutical Inc.[1,4]	10,177,000	—	1,237,100	8,939,900	(8,009)	(95,041)	—	—
								844,294
Industrials 0.59%
Middleby Corp.[1]	2,905,507	—	—	2,905,507	—	22,895	—	379,081
Consumer discretionary 0.75%
Williams-Sonoma, Inc.	5,036,664	—	299,044	4,737,620	2,039	(281)	2,274	277,151
Texas Roadhouse, Inc.	3,875,000	—	—	3,875,000	—	(46,694)	1,163	198,632
								475,783
Materials 0.41%
Valvoline Inc.	15,053,100	—	—	15,053,100	—	(20,153)	1,596	262,676
Short-term securities 9.72%
Money market investments 9.72%
Capital Group Central Cash Fund	—	75,274,839	13,422,136	61,852,703	(15)	609	31,208	6,185,270
Total 12.80%					$25,525	$(269,940)	$36,704	$8,147,104
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,630,804,000, which represented 4.13% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Unaffiliated issuer at 5/31/2019.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
AMCAP Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
AMCAP Fund — Page 7 of 8

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 12,960,681	$ 903,100	$ —	$ 13,863,781
Health care	13,350,570	—	—	13,350,570
Communication services	6,491,420	726,034	—	7,217,454
Industrials	6,095,429	77,234	—	6,172,663
Consumer discretionary	5,744,358	260,316	—	6,004,674
Energy	3,585,464	—	—	3,585,464
Financials	2,747,531	449,423	—	3,196,954
Consumer staples	1,799,122	214,697	—	2,013,819
Materials	1,092,535	—	—	1,092,535
Real estate	590,531	—	—	590,531
Utilities	324,188	—	—	324,188
Short-term securities	6,185,270	—	—	6,185,270
Total	$60,967,099	$2,630,804	$—	$63,597,903
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-002-0719O-S73127	AMCAP Fund — Page 8 of 8